Operating lease obligations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease obligations
Total minimum lease payments under operating leases	€ 5,340	€ 4,799	€ 4,302